Revenues from Contracts with Customers - Disaggregation by Segment (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from Contracts with Customers - Disaggregation of Revenues
Total fees and other revenues per consolidated statements of operations	$ 1,146.8	$ 1,083.6	$ 2,204.7	$ 2,168.1	$ 2,708.2
Operating Segments
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	373.7	310.5	641.3	609.4	480.3
Operating Segments | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	324.0	269.8	556.3	533.6	409.2
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	554.8	556.4	1,118.7	1,114.0	1,226.9
Total fees and other revenues per consolidated statements of operations	878.8	826.2	1,675.0	1,647.6	1,636.1
Operating Segments | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	50.2	41.1	85.8	76.7	72.1
Operating Segments | Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	(0.5)	(0.4)	(0.8)	(0.9)	(1.0)
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	4.3	7.0	13.4	16.0	17.6
Total fees and other revenues per consolidated statements of operations	3.8	6.6	12.6	15.1	16.6
Operating Segments | Specialty Benefits | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	6.2	6.4	12.7	12.3	12.0
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	8.9	9.1	18.2	18.5	19.0
Total fees and other revenues per consolidated statements of operations	15.1	15.5	30.9	30.8	31.0
Operating Segments | Life Insurance | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	44.0	34.7	73.1	64.4	60.2
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	166.7	160.7	332.6	321.0	884.5
Total fees and other revenues per consolidated statements of operations	210.7	195.4	405.7	385.4	944.7
Operating Segments | Eliminations | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers					(0.1)
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	324.0	269.8	556.3	533.6	409.2
Reconciling Items
Revenues from Contracts with Customers - Disaggregation of Revenues
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	734.7	733.2	1,482.9	1,469.5	2,148.0
Pre-tax other adjustments	$ 38.4	$ 39.9	$ 80.5	$ 89.2	$ 79.9